Consolidated Balance Sheets (USD $)	Dec. 31, 2013	Dec. 31, 2012
ASSETS
Cash	$ 49,000	$ 95,000
Restricted cash	81,000
Other current assets	137,000	21,000
Total current assets	267,000	116,000
Restricted cash, net of current portion	80,000	84,000
Property and equipment, net	47,000	35,000
In-process research and development	27,500,000
Intangible assets, net	3,606,758	3,895,988
Total assets	31,501,000	4,131,000
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable	5,181,000	1,801,000
Accrued expenses	3,572,000	654,000
Due to related parties	469,000	78,000
Notes and loans payable	1,546,000	36,000
Share buy-back liability		150,000
Derivative liability		584,000
Deposits for future financing	500,000
Total current liabilities	11,268,000	3,303,000
Grants payable	521,000	475,000
Notes and loans payable, net of current portion	3,359,000	339,000
Deferred tax liability	10,870,063
Total liabilities	26,018,000	4,117,000
Commitments and contingencies	0	0
Common stock, $.0001 par value; authorized 225,000,000 shares; 13,276,037 and 0 shares issued and outstanding at December 31, 2013 and 2012, respectively	1,000
Additional paid-in capital	27,761,000	15,299,000
Accumulated deficit	(22,279,000)	(15,587,000)
Total stockholders’ equity	5,483,000	14,000
Total liabilities and stockholders’ equity	31,501,000	4,131,000
Founder Shares [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Preferred Stock		110,000
Preferred Class A [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Preferred Stock		71,000
Ordinary Shares [Member]
LIABILITIES AND STOCKHOLDERS' EQUITY
Preferred Stock		$ 121,000